Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Information

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The accompanying condensed consolidating financial information has been prepared and presented pursuant to SEC Regulation S-X, Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.” The Company’s Notes due 2019, which were redeemed during 2014, were fully and unconditionally guaranteed by substantially all of the Company’s domestic 100% owned subsidiaries. The Company’s Notes due 2022, which were issued during 2014, are fully and unconditionally guaranteed by the same subsidiaries. The Company’s Notes due 2020 and the Notes due 2023, which were issued during 2014, were senior unsecured obligations of the Escrow Issuer, which prior to the Gentiva Merger was a non-guarantor subsidiary of the Company. In conjunction with the Gentiva Merger, the Escrow Issuer was merged with and into the Company with the Company assuming the Notes due 2020 and 2023. See Note 12. The equity method has been used with respect to the parent company’s investment in subsidiaries.

The following condensed consolidating financial data present the financial position of the parent company/issuer, the guarantor subsidiaries and the non-guarantor subsidiaries as of December 31, 2014 and December 31, 2013, and the respective results of operations and cash flows for the three years ended December 31, 2014.

Condensed Consolidating Statement of Operations

	Year ended December 31, 2014
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,466,335	$664,504	$(103,240)	$5,027,599
Salaries, wages and benefits	–	2,309,844	133,035	–	2,442,879
Supplies	–	257,066	31,977	–	289,043
Rent	–	263,783	49,256	–	313,039
Other operating expenses	–	594,596	85,396	–	679,992
General and administrative expenses	–	787,844	293,219	(103,240)	977,823
Other (income) expense	–	233	(1,105)	–	(872)
Depreciation and amortization	–	146,994	8,576	–	155,570
Management fees	–	(13,256)	13,256	–	–
Intercompany interest (income) expense from affiliates	(117,330)	80,093	37,237	–	–
Interest expense	164,229	15	4,519	–	168,763
Investment income	–	(587)	(3,409)	–	(3,996)
Equity in net loss of consolidating affiliates	51,393	–	–	(51,393)	–
	98,292	4,426,625	651,957	(154,633)	5,022,241
Income (loss) from continuing operations before income taxes	(98,292)	39,710	12,547	51,393	5,358
Provision (benefit) for income taxes	(18,455)	13,086	5,831	–	462
Income (loss) from continuing operations	(79,837)	26,624	6,716	51,393	4,896
Discontinued operations, net of income taxes:
Loss from operations	–	(47,647)	(5,983)	–	(53,630)
Loss on divestiture of operations	–	(10,572)	(2,126)	–	(12,698)
Loss from discontinued operations	–	(58,219)	(8,109)	–	(66,328)
Net loss	(79,837)	(31,595)	(1,393)	51,393	(61,432)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	–	–	(18,872)	–	(18,872)
Discontinued operations	–	–	467	–	467
	–	–	(18,405)	–	(18,405)
Loss attributable to Kindred	$(79,837)	$(31,595)	$(19,798)	$51,393	$(79,837)
Comprehensive loss	$(82,136)	$(32,701)	$(2,560)	$53,666	$(63,731)
Comprehensive loss attributable to Kindred	$(82,136)	$(32,701)	$(20,965)	$53,666	$(82,136)

 NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,392,006	$499,315	$(116,086)	$4,775,235
Salaries, wages and benefits	–	2,234,195	129,943	–	2,364,138
Supplies	–	275,504	10,762	–	286,266
Rent	–	267,601	34,591	–	302,192
Other operating expenses	–	562,950	70,956	–	633,906
General and administrative expenses	–	806,842	215,864	(116,086)	906,620
Other (income) expense	–	635	(1,496)	–	(861)
Impairment charges	–	77,193	–	–	77,193
Depreciation and amortization	–	144,062	8,883	–	152,945
Management fees	–	(12,908)	12,908	–	–
Intercompany interest (income) expense from affiliates	(106,068)	70,995	35,073	–	–
Interest expense	107,785	11	212	–	108,008
Investment income	–	(233)	(3,813)	–	(4,046)
Equity in net loss of consolidating affiliates	167,455	–	–	(167,455)	–
	169,172	4,426,847	513,883	(283,541)	4,826,361
Loss from continuing operations before income taxes	(169,172)	(34,841)	(14,568)	167,455	(51,126)
Provision (benefit) for income taxes	(680)	(11,348)	1,535	–	(10,493)
Loss from continuing operations	(168,492)	(23,493)	(16,103)	167,455	(40,633)
Discontinued operations, net of income taxes:
Loss from operations	–	(38,793)	(1,522)	–	(40,315)
Loss on divestiture of operations	–	(83,887)	–	–	(83,887)
Loss from discontinued operations	–	(122,680)	(1,522)	–	(124,202)
Net loss	(168,492)	(146,173)	(17,625)	167,455	(164,835)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	–	–	(3,890)	–	(3,890)
Discontinued operations	–	–	233	–	233
	–	–	(3,657)	–	(3,657)
Loss attributable to Kindred	$(168,492)	$(146,173)	$(21,282)	$167,455	$(168,492)
Comprehensive loss	$(166,862)	$(146,173)	$(17,859)	$167,689	$(163,205)
Comprehensive loss attributable to Kindred	$(166,862)	$(146,173)	$(21,516)	$167,689	$(166,862)

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Operations (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Revenues	$–	$4,449,645	$444,144	$(100,447)	$4,793,342
Salaries, wages and benefits	–	2,221,049	128,248	–	2,349,297
Supplies	–	271,531	29,305	–	300,836
Rent	–	267,531	27,258	–	294,789
Other operating expenses	–	583,345	46,434	–	629,779
General and administrative expenses		775,539	185,254	(100,447)	860,346
Other income	–	26	–	–	26
Impairment charges	–	108,953	–	–	108,953
Depreciation and amortization	–	147,672	10,413	–	158,085
Management fees	(218)	(12,483)	12,701	–	–
Intercompany interest (income) expense from affiliates	(113,745)	80,456	33,289	–	–
Interest expense	107,243	(48)	630	–	107,825
Investment income	–	(114)	(872)	–	(986)
Equity in net loss of consolidating affiliates	44,651	–	–	(44,651)	–
	37,931	4,443,457	472,660	(145,098)	4,808,950
Income (loss) from continuing operations before income taxes	(37,931)	6,188	(28,516)	44,651	(15,608)
Provision (benefit) for income taxes	2,436	33,529	(5,624)	–	30,341
Loss from continuing operations	(40,367)	(27,341)	(22,892)	44,651	(45,949)
Discontinued operations, net of income taxes:
Income (loss) from operations	–	13,942	(2,572)	–	11,370
Loss on divestiture of operations	–	(4,745)	–	–	(4,745)
Income (loss) from discontinued operations	–	9,197	(2,572)	–	6,625
Net loss	(40,367)	(18,144)	(25,464)	44,651	(39,324)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	–	–	(1,382)	–	(1,382)
Discontinued operations	–	–	339	–	339
	–	–	(1,043)	–	(1,043)
Loss attributable to Kindred	$(40,367)	$(18,144)	$(26,507)	$44,651	$(40,367)
Comprehensive loss	$(40,780)	$(18,490)	$(24,627)	$44,160	$(39,737)
Comprehensive loss attributable to Kindred	$(40,780)	$(18,490)	$(25,670)	$44,160	$(40,780)

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Balance Sheet

	As of December 31, 2014
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$129,408	$34,780	$–	$164,188
Cash – restricted	–	2,293	–	–	2,293
Insurance subsidiary investments	–	–	99,951	–	99,951
Accounts receivable, net	–	852,007	92,212	–	944,219
Inventories	–	22,908	2,794	–	25,702
Deferred tax assets	–	82,391	–	–	82,391
Income taxes	–	7,621	954	–	8,575
Interest deposit on senior unsecured notes due 2020 and 2023 held in escrow	–	–	23,438	–	23,438
Other	–	35,346	3,959	–	39,305
	–	1,131,974	258,088	–	1,390,062
Property and equipment, net	–	859,414	42,690	–	902,104
Goodwill	–	704,790	292,807	–	997,597
Intangible assets, net	–	377,710	22,990	–	400,700
Assets held for sale	–	3,475	–	–	3,475
Insurance subsidiary investments	–	–	166,045	–	166,045
Investment in subsidiaries	1,943	–	–	(1,943)	–
Intercompany	2,937,529	–	–	(2,937,529)	–
Deferred tax assets	–	4,062	7,112	–	11,174
Proceeds from senior unsecured notes due 2020 and 2023 held in escrow	–	–	1,350,000	–	1,350,000
Acquisition deposit	–	195,000	–	–	195,000
Other	46,130	104,463	86,214	–	236,807
	$2,985,602	$3,380,888	$2,225,946	$(2,939,472)	$5,652,964
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$–	$126,173	$49,552	$–	$175,725
Salaries, wages and other compensation	–	311,271	47,586	–	358,857
Due to third party payors	–	43,957	–	–	43,957
Professional liability risks	–	3,323	60,814	–	64,137
Other accrued liabilities	20,317	157,169	12,494	–	189,980
Long-term debt due within one year	20,887	–	3,720	–	24,607
	41,204	641,893	174,166	–	857,263
Long-term debt – senior unsecured notes due 2020 and 2023	–	–	1,350,000	–	1,350,000
Long-term debt – other	1,502,531	–	–	–	1,502,531
Intercompany	–	2,539,697	397,832	(2,937,529)	–
Professional liability risks	–	55,634	187,980	–	243,614
Deferred credits and other liabilities	–	133,353	80,231	–	213,584
Commitments and contingencies
Equity:
Stockholders’ equity (deficit)	1,441,867	10,311	(8,368)	(1,943)	1,441,867
Noncontrolling interests	–	–	44,105	–	44,105
	1,441,867	10,311	35,737	(1,943)	1,485,972
	$2,985,602	$3,380,888	$2,225,946	$(2,939,472)	$5,652,964

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Balance Sheet (Continued)

	As of December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$–	$23,535	$12,437	$–	$35,972
Cash – restricted	–	3,713	–	–	3,713
Insurance subsidiary investments	–	–	96,295	–	96,295
Accounts receivable, net	–	819,103	97,426	–	916,529
Inventories	–	22,870	2,910	–	25,780
Deferred tax assets	–	37,920	–	–	37,920
Income taxes	–	36,083	763	–	36,846
Other	–	40,679	2,994	–	43,673
	–	983,903	212,825	–	1,196,728
Property and equipment, net	–	878,284	48,291	–	926,575
Goodwill	–	700,278	291,824	–	992,102
Intangible assets, net	–	400,313	22,990	–	423,303
Assets held for sale	–	20,978	–	–	20,978
Insurance subsidiary investments	–	–	149,094	–	149,094
Investment in subsidiaries	55,609	–	–	(55,609)	–
Intercompany	2,580,391	–	–	(2,580,391)	–
Deferred tax assets	–	6,193	10,850	–	17,043
Other	43,332	104,113	72,601	–	220,046
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$–	$158,497	$23,275	$–	$181,772
Salaries, wages and other compensation	–	314,413	46,779	–	361,192
Due to third party payors	–	33,747	–	–	33,747
Professional liability risks	–	3,339	57,654	–	60,993
Other accrued liabilities	13,378	122,381	10,736	–	146,495
Long-term debt due within one year	7,875	109	238	–	8,222
	21,253	632,486	138,682	–	792,421
Long-term debt – other	1,575,422	249	3,720	–	1,579,391
Intercompany	–	2,226,940	353,451	(2,580,391)	–
Professional liability risks	–	62,115	184,115	–	246,230
Deferred credits and other liabilities	–	129,260	77,351	–	206,611
Commitments and contingencies
Equity:
Stockholders’ equity	1,082,657	43,012	12,597	(55,609)	1,082,657
Noncontrolling interests	–	–	38,559	–	38,559
	1,082,657	43,012	51,156	(55,609)	1,121,216
	$2,679,332	$3,094,062	$808,475	$(2,636,000)	$3,945,869

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2014
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(26,637)	$91,605	$40,503	$–	$105,471
Cash flows from investing activities:
Routine capital expenditures	–	(85,983)	(5,098)	–	(91,081)
Development capital expenditures	–	(5,257)	–	–	(5,257)
Acquisitions, net of cash acquired	–	(23,986)	(150)	–	(24,136)
Acquisition deposit	–	(195,000)	–	–	(195,000)
Sale of assets	–	23,861	–	–	23,861
Proceeds from senior unsecured notes offering held in escrow	–	–	(1,350,000)	–	(1,350,000)
Interest in escrow for senior unsecured notes due 2020 and 2023	–	–	(23,438)	–	(23,438)
Purchase of insurance subsidiary investments	–	–	(105,324)	–	(105,324)
Sale of insurance subsidiary investments	–	–	51,716	–	51,716
Net change in insurance subsidiary cash and cash equivalents	–	–	33,683	–	33,683
Change in other investments	–	1,406	–	–	1,406
Other	–	679	–	–	679
Net cash used in investing activities	–	(284,280)	(1,398,611)	–	(1,682,891)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,551,515	–	–	–	1,551,515
Repayment of borrowings under revolving credit	(1,807,615)	–	–	–	(1,807,615)
Proceeds from issuance of senior unsecured notes due 2022	500,000	–	–	–	500,000
Proceeds from issuance of senior unsecured notes due 2020 and 2023	–	–	1,350,000	–	1,350,000
Proceeds from issuance of term loan, net of discount	997,500	–	–	–	997,500
Proceeds from issuance of debt component of tangible equity units	34,773	–	–	–	34,773
Repayment of senior unsecured notes	(550,000)	–	–	–	(550,000)
Repayment of term loan	(788,563)	–	–	–	(788,563)
Repayment of other long-term debt	–	(35)	(238)	–	(273)
Payment of deferred financing costs	(3,431)	–	–	–	(3,431)
Equity offering, net of offering costs	321,968	–	–	–	321,968
Issuance of equity component of tangible equity units, net of issuance costs	133,336	–	–	–	133,336
Issuance of Common Stock in connection with employee benefit plans	6,243	–	–	–	6,243
Dividends paid	(28,594)	–	–	–	(28,594)
Distributions to noncontrolling interests	–	–	(13,692)	–	(13,692)
Change in intercompany accounts	(340,495)	296,114	44,381	–	–
Other	–	2,469	–	–	2,469
Net cash provided by financing activities	26,637	298,548	1,380,451	–	1,705,636
Change in cash and cash equivalents	–	105,873	22,343	–	128,216
Cash and cash equivalents at beginning of period	–	23,535	12,437	–	35,972
Cash and cash equivalents at end of period	$–	$129,408	$34,780	$–	$164,188

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2013
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by (used in) operating activities	$(1,290)	$171,717	$28,985	$–	$199,412
Cash flows from investing activities:
Routine capital expenditures	–	(96,051)	(4,857)	–	(100,908)
Development capital expenditures	–	(11,206)	(618)	–	(11,824)
Acquisitions, net of cash acquired	–	(223,917)	(402)	–	(224,319)
Sale of assets	–	250,606	–	–	250,606
Purchase of insurance subsidiary investments	–	–	(46,127)	–	(46,127)
Sale of insurance subsidiary investments	–	–	49,954	–	49,954
Net change in insurance subsidiary cash and cash equivalents	–	–	(44,077)	–	(44,077)
Change in other investments	–	122	–	–	122
Capital contribution to insurance subsidiary	–	(14,220)	–	14,220	–
Other	–	376	–	–	376
Net cash used in investing activities	–	(94,290)	(46,127)	14,220	(126,197)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,675,800	–	–	–	1,675,800
Repayment of borrowings under revolving credit	(1,740,400)	–	–	–	(1,740,400)
Repayment of term loan	(5,937)	–	–	–	(5,937)
Repayment of other long-term debt	–	(103)	(836)	–	(939)
Payment of deferred financing costs	(1,666)	–	–	–	(1,666)
Issuance of Common Stock in connection with employee benefit plans	461	–	–	–	461
Dividends paid	(13,001)	–	–	–	(13,001)
Distributions to noncontrolling interests	–	–	(2,051)	–	(2,051)
Change in intercompany accounts	86,033	(91,642)	5,609	–	–
Capital contribution to insurance subsidiary	–	–	14,220	(14,220)	–
Other	–	483	–	–	483
Net cash provided by (used in) financing activities	1,290	(91,262)	16,942	(14,220)	(87,250)
Change in cash and cash equivalents	–	(13,835)	(200)	–	(14,035)
Cash and cash equivalents at beginning of period	–	37,370	12,637	–	50,007
Cash and cash equivalents at end of period	$–	$23,535	$12,437	$–	$35,972

NOTE 20 – CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Continued)

Condensed Consolidating Statement of Cash Flows (Continued)

	Year ended December 31, 2012
(In thousands)	Parent company/ issuer	Guarantor subsidiaries	Non-guarantor subsidiaries	Consolidating and eliminating adjustments	Consolidated
Net cash provided by operating activities	$23,683	$210,573	$28,306	$–	$262,562
Cash flows from investing activities:
Routine capital expenditures	–	(106,075)	(9,100)	–	(115,175)
Development capital expenditures	–	(44,860)	(5,462)	–	(50,322)
Acquisitions, net of cash acquired	–	(178,212)	–	–	(178,212)
Sale of assets	–	1,260	–	–	1,260
Purchase of insurance subsidiary investments	–	–	(38,041)	–	(38,041)
Sale of insurance subsidiary investments	–	–	38,363	–	38,363
Net change in insurance subsidiary cash and cash equivalents	–	–	(21,285)	–	(21,285)
Change in other investments	–	1,465	–	–	1,465
Capital contribution to insurance subsidiary	–	(8,600)	–	8,600	–
Other	–	(539)	–	–	(539)
Net cash used in investing activities	–	(335,561)	(35,525)	8,600	(362,486)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,784,300	–	–	–	1,784,300
Repayment of borrowings under revolving credit	(1,757,100)	–	–	–	(1,757,100)
Proceeds from issuance of term loan, net of discount	97,500	–	–	–	97,500
Repayment of term loan	(7,000)	–	–	–	(7,000)
Repayment of other long-term debt	–	(95)	(3,569)	–	(3,664)
Payment of deferred financing costs	(1,465)	–	–	–	(1,465)
Issuance of Common Stock in connection with employee benefit plans	147	–	–	–	147
Contribution made by noncontrolling interests	–	–	200	–	200
Distributions to noncontrolling interests	–	–	(3,829)	–	(3,829)
Purchase of noncontrolling interests	–	–	(719)	–	(719)
Capital contribution to insurance subsidiary	–	–	8,600	(8,600)	–
Change in intercompany accounts	(140,065)	140,628	(563)	–	–
Net cash provided by (used in) financing activities	(23,683)	140,533	120	(8,600)	108,370
Change in cash and cash equivalents	–	15,545	(7,099)	–	8,446
Cash and cash equivalents at beginning of period	–	21,825	19,736	–	41,561
Cash and cash equivalents at end of period	$–	$37,370	$12,637	$–	$50,007